Related Party Transactions and Arrangements (Fees Paid in Connection with the IPO) (Details) - Maximum	Dec. 31, 2016
Related Party Transaction [Line Items]
Liability for offering and related costs from IPO	1.50%
Gross Proceeds, IPO | Realty Capital Securities, LLC | Former Dealer Manager
Related Party Transaction [Line Items]
Commission of gross offering proceeds	7.00%
Gross Proceeds, Common Stock | Realty Capital Securities, LLC | Former Dealer Manager
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	3.00%